SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Short Term Investments Explanatory [Abstract]
Schedule of Short-term Investments

	Amount	Interest rates	Maturity
Bonds	$9,168	5.50% - 13.00%	April 9, 2022 - January 16, 2025
Money market instruments	90,455
	$99,623

	Amount	Interest rates	Maturity
Bonds	$15,812	5.38% - 13.00%	January 10, 2022 - September 3, 2024
Money market instruments	64,545
	$80,357